Disclosure of range of exercise prices of outstanding share options (Details)	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Year Share	Jan. 01, 2017 CAD ($) Share
Statements [Line Items]
Exercise price of options		$ 15.86
Number of options outstanding | Share	0	523,352	1,470,377
Weighted average remaining contractual life (years) | Year		0.2
Weighted average exercise price (options outstanding)	$ 0	$ 15.86	$ 19.24
Number of options exercisable | Share		523,352
Weighted average exercise price (options exercisable)		$ 15.86